UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

_______________________________________

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23833

_______________________________________

BCM Focus Funds

(Exact name of registrant as specified in charter)

_______________________________________

12600 Hill Country Blvd., Suite R-230
Austin, TX 78738

_______________________________________

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801

_______________________________________

(Name and address of agent for service)

Copies to:

c/o Bares Capital Management, Inc. 12600 Hill Country Blvd., Ste R-230 Austin, TX 78738 (512) 542-1083	Ropka Law, LLC 215 Fries Mill Road Turnersville, NJ 08012 (856) 374-1744

Registrant’s telephone number, including area code: (512) 542-1083

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1.  Reports to Stockholders

(a)    The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BCM Focus Small/Micro-Cap Fund BCSMX A series of BCM Focus Funds

Semi-Annual Report

April 30, 2023 (Unaudited)

Investor Information: 1-888-885-8859

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the BCM Focus Small/Micro-Cap Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

BCM Focus Small/Micro-Cap Fund
Table of Contents April 30, 2023 (Unaudited)

Important Disclosure Statement – The BCM Focus Small/Micro-Cap Fund’s prospectus and summary prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus or summary prospectus containing this and other important information, please call 888-885-8859 or click here: www.bcmfocusfunds.com. Please read the prospectus carefully before you invest. UMB Distribution Services, LLC is the distributor and Bares Capital Management, Inc. (the “Advisor”) is the investment advisor of the Fund.

BCM Focus Small/Micro‐Cap Fund
Schedule of Investments As of April 30, 2023 (Unaudited)
Shares		Value
	COMMON STOCKS — 86.4%
	COMMUNICATION SERVICES — 4.9%
	MEDIA — 4.9%
130,000	WideOpenWest, Inc.*	$1,485,900
	CONSUMER DISCRETIONARY — 14.6%
	AUTO MOBILES & COMPONENTS — 6.7%
27,500	XPEL, Inc.*	2,009,150
	CONSUMER SERVICES — 7.9%
225,000	Despegar.com Corp.*	1,183,500
16,000	Papa John’s International, Inc.	1,196,640
		2,380,140
		4,389,290
	FINANCIALS — 8.9%
	FINANCIAL SERVICES — 8.9%
38,000	EVERTEC, Inc.	1,318,220
14,000	StoneX Group, Inc.*	1,372,980
		2,691,200
	HEALTHCARE — 13.6%
	HEALTHCARE EQUIPMENT & SERVICES — 13.6%
55,000	Health Catalyst, Inc.*	693,000
10,000	Heska Corp.*	1,171,600
30,000	Inmode, Ltd.*	1,117,800
27,000	iRadimed Corp.	1,124,010
		4,106,410
	INDUSTRIALS — 11.0%
	COMMERCIAL & PROFESSIONAL SERVICES — 11.0%
20,000	Cimpress PLC*	1,039,000
36,000	Franklin Covey Co.*	1,321,920
100,000	Upwork, Inc.*	957,000
		3,317,920
	INFORMATION TECHNOLOGY — 29.2%
	SEMICONDUCTORS — 3.2%
12,000	Onto Innovation, Inc.*	971,760
	SOFTWARE & SERVICES — 26.0%
12,000	Agilysys, Inc.*	936,480
38,000	Alarm.com Holdings, Inc.*	1,812,220
27,000	Model N, Inc.*	831,600
160,000	Olo,Inc.*	1,096,000
40,000	PagerDuty, Inc.*	1,202,400
65,000	SoundThinking, Inc.*	1,933,750
		7,812,450
		8,784,210

See accompanying Notes to the Financial Statements.

BCM Focus Small/Micro‐Cap Fund
Schedule of Investments As of April 30, 2023 (Unaudited) (Continued)
Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 4.2%
70,000	Element Solutions, Inc.	$1,270,500
	TOTAL COMMON STOCKS
	(Cost $25,744,682)	26,045,430
	SHORT-TERM INVESTMENTS — 14.2%
4,265,342	Goldman Sachs Financial Square Government Fund, 4.69%[1]	4,265,342
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,265,342)	4,265,342

	TOTAL INVESTMENTS — 100.6%
	(Cost $30,010,024)	30,310,772

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%	(182,638)
	TOTAL NET ASSETS — 100.0%	$30,128,134

PLC — Public Limited Company

*      Non-income producing security.

1      Rate disclosed is the seven-day effective yield as of April 30, 2023.

See accompanying Notes to the Financial Statements.

BCM Focus Small/Micro‐Cap Fund
Summary of Investments As of April 30, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	29.2%
Consumer Discretionary	14.6%
Health Care	13.6%
Industrials	11.0%
Financials	8.9%
Communication Services	4.9%
Materials	4.2%
Total Common Stocks	86.4%
Short-Term Investments	14.2%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to the Financial Statements.

BCM Focus Small/Micro‐Cap Fund
Statement of Assets and Liabilities As of April 30, 2023 (Unaudited)
Assets:
Investments, at value (cost $30,010,024)	$30,310,772
Receivables:
Dividends and interest	23,166
Prepaid expenses	238
Total assets	30,334,176

Liabilities:
Payables:
Investment securities purchased	146,204
Management fees	28,142
Fund services fees	12,840
Shareholder reporting fees	3,949
Trustee fees	1,883
Professional fees	8,404
Accrued other expenses	4,620
Total liabilities	206,042
Total Net Assets	$30,128,134

Components of Net Assets:
Paid-in Capital (no par value per share with an unlimited number of shares authorized)	$29,636,000
Total Distributable Earnings	492,134
Total Net Assets	$30,128,134

Shares of Beneficial Interest issued and outstanding	2,937,897
Net Asset Value, Offering and Redemption price per share	$10.26

See accompanying Notes to the Financial Statements.

BCM Focus Small/Micro‐Cap Fund
Statement of Operations For the Period Ended April 30, 2023[1] (Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $190)	$25,985
Interest	121,088
Total investment income	147,073

Expenses:
Management fees (see Note 3)	73,496
Fund services fees	27,241
Professional fees	14,405
Other expenses	5,950
Trustee fees (see Note 8)	5,133
Shareholder reporting fees	3,973
Registration fees	12
Total expenses	130,210
Contractual expenses waived and reimbursed by Adviser (see Note 4)	(26,635)
Net expenses	103,575
Net investment income	43,498

Net realized and unrealized gain:
Net realized gain on:
Investments	147,888
Net change in unrealized appreciation on:
Investments	300,748
Net realized and unrealized gain	448,636

Net increase in net assets resulting from operations	$492,134

1      Reflects operations for the period from end of day December 30, 2022 to April 30, 2023.

See accompanying Notes to the Financial Statements.

BCM Focus Small/Micro‐Cap Fund
Statement of Changes in Net Assets
For the Period Ended April 30, 2023[1] (Unaudited)
Increase in net assets from:
Operations:
Net investment income	$43,498
Net realized gain on investments	147,888
Net change in unrealized appreciation on investments	300,748
Change in net assets resulting from operations	492,134

Capital Transactions:
Net proceeds from shares sold	29,536,000
Change in net assets from capital transactions	29,536,000

Change in net assets	30,028,134

Net Assets:
Beginning of period	100,000[2]
End of period	$30,128,134

Capital Share Transactions:
Shares outstanding at January 1, 2023	10,000[2]
Shares sold	2,927,897
Shares outstanding at April 30, 2023	2,937,897

1      Reflects operations for the period from end of day December 30, 2022 to April 30, 2023.

2      The Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares and the sale of 10,000 Shares (“Initial Shares”) for $100,000 to Brian Bares, principal shareholder of Bares Capital Management, Inc. (the “Investment Adviser”), on December 12, 2022.

See accompanying Notes to the Financial Statements.

BCM Focus Small/Micro‐Cap Fund
Financial Highlights

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period Ended April 30, 2023[1] (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.24
Total from investment operations	0.26
Net asset value, end of period	$10.26

Total Return[3]	2.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,128

Ratio of expenses to average net assets:
Before fees waived and reimbursed[4]	1.50%
After fees waived and reimbursed[4]	1.20%
Ratio of net investment income (loss) to average net assets:
Before fees waived and reimbursed[4]	0.20%
After fees waived and reimbursed[4]	0.50%

Portfolio turnover rate[3]	4%

1      Reflects operations for the period from end of day December 30, 2022 to April 30, 2023.

2      Based on average shares outstanding.

3      Not annualized.

4      Annualized.

See accompanying Notes to the Financial Statements.

BCM Focus Small/Micro‐Cap Fund
Notes to the Financial Statements April 30, 2023 (Unaudited)
1. Organization

BCM Focus Small/Micro-Cap Fund (the “Fund”) was established as a series of the BCM Focus Funds, a Delaware statutory trust (the “Trust”), on October 4, 2022. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on January 1, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares and the sale of 10,000 Shares (“Initial Shares”) for $100,000 to Brian Bares, principal shareholder of Bares Capital Management, Inc. (the “Investment Adviser”), on December 12, 2022.

The Fund’s investment objective is to provide long-term capital growth. The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-cap and micro-cap equity securities. The Fund will also concentrate at least 25% of its net assets in the Software & Services Industry Group within the Information Technology Sector.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Use of Estimates – The preparation of the financial statement in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments – The Fund’s net asset value per share (“NAV”) is normally determined once daily at 4:00 p.m., Eastern Time on each day the NYSE is open for regular trading (“Business Day”). The Fund does not calculate its NAV on days the NYSE is closed for trading. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the NYSE closes earlier, or as permitted by the SEC.

The determination of the Fund’s NAV is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of Fund’s shares outstanding at the time the determination is made. The value of the Fund’s portfolio may change on days when the Fund is not open for business and not available for purchase or redemption of Fund shares.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined based on official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources. Certain short-term debt instruments are valued based on amortized cost.

Investments for which market quotations or market-based valuations are not readily available, or are available but deemed unreliable, are valued at fair value in accordance with procedures approved by the Board. The Board has designated the Investment Adviser as valuation designee, with the responsibility for applying the Board-approved fair valuation procedures. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, pricing services prices), including where events occur after the close of the primary exchange or principal market, but prior to the NYSE close, that materially affect the price of the security or other asset. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges, or markets on which the securities trade are not open for trading for the entire day and no other market prices are available.

BCM Focus Small/Micro‐Cap Fund
Notes to the Financial Statements April 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the fair values were used in determining the Fund’s NAV.

Fair Value Measurements and Disclosures – GAAP defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of April 30, 2023 for the Fund’s assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$26,045,430	$—	$—	$26,045,430
Short Term Investments	4,265,342	—	—	4,265,342
Total	$30,310,772	$—	$—	$30,310,772

*  All sub-categories within Common Stocks represent Level 1 investments. See Schedule of Investments for industry categories.

Investment Transactions, Income Recognition, and Expenses – Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the High Cost – Long Term basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

BCM Focus Small/Micro‐Cap Fund
Notes to the Financial Statements April 30, 2023 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of April 30, 2023.

Distributions to Shareholders – The Fund intends to distribute substantially all of its net investment income to shareholders at least annually. In addition, the Fund intends to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Contingencies – In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Organizational and Offering Costs – The Investment Adviser has agreed to absorb all organizational and initial offering costs which have been incurred through commencement of operations. The Fund’s Expense Limitation Agreement does not include a recoupment provision and therefore organizational and initial offering costs paid by the Investment Adviser will not be subject to reimbursement by the Fund.

3. Management Agreement

The Fund has entered into a Management Agreement with the Investment Adviser, pursuant to which the Investment Adviser will provide general investment advisory services for the Fund. As compensation for its advisory services under the Management Agreement with the Fund, the Fund pays the Investment Adviser, on a monthly basis, an annual management fee equal to 0.85% per annum for the first $3 billion and 0.80% per annum for amounts over $3 billion of the average daily net assets of the Fund. The Management Agreement may be terminated by the Trust, on behalf of the Fund, either upon sixty (60) days’ written notice to the Investment Adviser by vote of its Board or with respect to any Fund, upon the affirmative vote of a vote of a majority of the outstanding voting securities of the Fund. The Investment Adviser may at any time terminate this Agreement by not less than sixty (60) days’ written notice delivered or mailed by registered mail, postage prepaid, to the Trust. In either case, termination of the Management Agreement at any time is without the payment of any penalty. The Management Agreement shall automatically terminate in the event of assignment.

4. Expense Limitation Agreement

The Investment Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses via an Operating Expense Limitation Agreement, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses), do not exceed 1.20% of the Fund’s average daily net assets. The Investment Adviser is not eligible to recoup or to be repaid waived and/or reimbursed fees under the Operating Expense Limitation Agreement. The Operating Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund and may not be terminated by the Investment Adviser without the consent of the Board of the Trust. This Agreement will automatically terminate, with respect to the Fund, if the Management Agreement for the Fund is terminated, with such termination effective upon the effective date of the Management Agreement’s termination for the Fund.

5. Investment Transactions

The cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2023, amounted to $26,182,832 and $586,038, respectively.

BCM Focus Small/Micro‐Cap Fund
Notes to the Financial Statements April 30, 2023 (Unaudited) (Continued)

6. Principal Investment Risks

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

New Fund Risk – The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Micro-Cap and Small-Cap Company Risk – Micro-cap and small-cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes. Micro-cap and small-cap companies may also have limited management experience or depth, limited ability to generate or borrow capital needed for growth, limited products or services, or operate in less established markets. Therefore, micro-cap and small-cap securities may be subject to changing economic, market, and industry conditions and experience more volatility and less liquidity over short periods.

Investment Risk – Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk and Selection Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Equity Securities Risk – Equity securities risk is the risk that prices of equity securities rise and fall daily. Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole.

Non-Diversification Risk – Because a non-diversified fund under the federal securities laws may invest in a relatively small number of issuers compared to a diversified fund, changes in the financial condition of individual issuers, as well as political, regulatory, or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Software & Services Industry Group Concentration Risk – When a fund focuses its investments in a particular industry, group of industries, or sector, financial, economic, business, and other developments affecting issuers in those industries or sector will have a greater effect on the fund than if it had not done so. Market or economic factors impacting companies in the information technology sector could have a major effect on the value of the Fund’s investments. Stocks of such companies, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the information technology sector may face unpredictable changes in growth rates and competition for the services of qualified personnel.

Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting

BCM Focus Small/Micro‐Cap Fund
Notes to the Financial Statements April 30, 2023 (Unaudited) (Continued)
6. Principal Investment Risks (continued)

an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Some computer software/services companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/ services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Large Shareholder Risk – Asset allocation decisions, particularly large redemptions, made by an investor or an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders, may adversely impact remaining Fund shareholders.

Management Risk – The Fund is actively managed, and its success depends upon the investment skills and analytical abilities of the Investment Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Liquidity Risk – Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

7. Income Tax Information and Distributions to Shareholders

Federal Income Taxes

At April 30, 2023, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$30,010,024

Gross unrealized appreciation	$1,655,908
Gross unrealized depreciation	(1,355,160)
Net unrealized appreciation (depreciation) on investments	$300,748

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

8. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of April 30, 2023, Brian T. Bares owned 96.25% of the Fund.

9. Officers and Trustees

Each Independent Trustee receives an annual retainer of $6,500 from the Trust and is reimbursed for travel-related expenses. No “interested person” who serves as Trustee of the Fund received compensation for their services at Trustee from the Fund.

BCM Focus Small/Micro‐Cap Fund
Notes to the Financial Statements April 30, 2023 (Unaudited) (Continued)

10.   Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

BCM Focus Small/Micro-Cap Fund
Expense Example April 30, 2023 (Unaudited)

As a shareholder of the BCM Focus Small/Micro-Cap Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through April 30, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Fund’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

	Beginning Account Value January 1, 2023*	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period January 1, 2023 to April 30, 2023
Actual	$1,000.00	$1,026.00	1.20%**	$4.00
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,019.05	1.20%***	$6.01

*      The Fund’s inception date was December 30, 2022.

**    Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period and multiplied by 120/365 (to reflect the period beginning with the commencement of operations).

***  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over a six month “hypothetical” period and multiplied by 181/365 (November 1, 2022 through April 30, 2023).

BCM Focus Small/Micro-Cap Fund
Additional Information April 30, 2023 (Unaudited)

Proxy Voting – For a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities, please call (toll-free) 888-885-8859 and request a Statement of Additional Information which contains this description. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at https://www.sec.gov. A report on “Form N-PX” of how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling (toll-free) 888-885-8859 or by accessing the website of the Securities and Exchange Commission at https://www.sec.gov.

Disclosure of Portfolio Holdings – The Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the website of the Securities and Exchange Commission at https://www.sec.gov.

Disclosure Regarding Approval of the Investment Management Agreement

At a meeting held on December 12, 2022 (the “Meeting”), the Board of Trustees (the “Trustees” or the “Board”) of the BCM Focus Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and approved the initial Management Agreement (the “Management Agreement”) between the Trust and Bares Capital Management, Inc. (the “Advisor”) with respect to the BCM Focus Small/Micro-Cap Fund (the “New Fund”) for an initial two-year period.

In considering the approval of the Management Agreement, the Independent Trustees reviewed and considered the information and materials provided by the Advisor, in advance of the meeting, in response to a request for information submitted to the Advisor on behalf of the Independent Trustees in connection with the proposed Management Agreement, including reports comparing the proposed advisory fee and the estimated total annual operating expenses of the New Fund to those of a group of comparable funds (the “peer group”) selected by Morningstar, Inc.

In their deliberations, the Independent Trustees considered all the information provided, including the factors summarized below, in approving the Management Agreement. The Independent Trustees did not identify any single factor as being more or less important than any of the others, and individual Trustees may have weighed certain factors differently. The Independent Trustees received a memorandum discussing the legal standards for their consideration of the approval of the Management Agreement and met separately with, and were assisted and advised by, their independent counsel.

BCM Focus Small/Micro-Cap Fund
Additional Information April 30, 2023 (Unaudited) (Continued)

Nature, Extent and of Quality of Services

The Board discussed the fees payable under the proposed Management Agreement and the services to be provided by the Advisor to the New Fund. The Trustees reviewed and considered information about the nature, extent, and quality of the investment management services to be provided by the Advisor to the New Fund, which included, among other things, the investment objective, strategies, risks and policies of the New Fund; the resources and key personnel who would perform services for the New Fund; and the Advisor’s capabilities and experience as the investment advisor of another similar mutual fund. The Board concluded that the Advisor had the requisite resources, capabilities, experience and personnel to provide quality services to the New Fund.

Fund Performance

The Board noted that the New Fund had not yet commenced investment operations and had no investment performance. The Board considered performance information for a similar investment strategy managed by the Advisor for other accounts and noted that the New Fund appears to be designed to achieve acceptable performance.

Advisory Fees and Expenses

The Board reviewed and considered information regarding the proposed investment advisory fee to be charged to the New Fund by the Advisor, the New Fund’s anticipated total expense ratio, and the fee waiver and expense limitation arrangement (“waivers”) that the Advisor contractually agreed to implement. The Board considered that the New Fund’s proposed investment advisory fee and anticipated total expense ratio, after waivers, were both below the median and average of the advisory fees and total expense ratios, after waivers, of the New Fund’s peer group. The Board and the Independent Trustees concluded that the compensation payable to the Advisor under the Management Agreement was fair and reasonable considering the nature and quality of the services to be provided by the Advisor to the New Fund.

Costs of Services and Profitability

The Board noted that the Advisor could not report any financial results from its relationship with the New Fund because the New Fund had not yet commenced operations. The Board considered the estimated costs and profitability with respect to the New Fund at different asset levels and based on these estimates, noted that it was not anticipated that the New Fund will generate significant, if any, profit for the Advisor in the near future.

Economies of Scale

The Board also considered the potential benefits by the Advisor as a result of its relationships with the New Fund (other than the receipt of its advisory fee), including any research received from broker-dealers providing execution services to the New Fund and the intangible benefits of its association with the New Fund generally and any favorable publicity arising in connection with the New Fund’s performance once launched. The Board considered that the New Fund was new and had no assets, and that there was an advisory fee breakpoint at $3B, the assets of the New Fund in the near future were not likely to lead to significant economies of scale and that any such economies would be considered in the future as the New Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees separately concluded that the overall fee arrangement between the Trust, on behalf of the New Fund, and the Advisor was fair and reasonable, and approved the Management Agreement for an initial two-year period.

Investment Adviser

Bares Capital Management, Inc.

12600 Hill Country Blvd., Suite R-230

Austin, TX 78738

Legal Counsel

Ropka Law, LLC
215 Fries Mill Road
Turnersville, NJ 08012

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, MO 64106

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen and Company, Ltd.
1350 Euclid Ave., Suite 800

Cleveland, OH 44115

(b)    There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.       Code of Ethics

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants

Not applicable.

Item 6.       Schedule of Investments

(a)     Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 8.       Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.       Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant’s last disclosure in respect of this item.

Item 11.     Controls and Procedures

(a)     The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.     Exhibits

(a)     (1)    Code of Ethics. Not applicable to semi-annual reports.

(2)    Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)    Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(4)    Change in the registrant’s independent public accountant. Not applicable

(b)    Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	BCM Focus Funds
By:	/s/ Brian T. Bares
Title:	Brian T. Bares, Principal Executive Officer and Principal Financial Officer
Date:	7/3/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian T. Bares
Title:	Brian T. Bares, Principal Executive Officer and Principal Financial Officer
Date:	7/3/2023